Segment Information (Summary of Disaggregated Revenue from Contracts with Customers by Product Line or Geographic Location) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	$ 37,884	$ 27,712
Retail [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	21,350	17,734
Retail [Member] | Crop Nutrients [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	10,060	7,290
Retail [Member] | Crop Protection Products [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	7,067	6,333
Retail [Member] | Seed [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	2,112	2,008
Retail [Member] | Merchandise [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	1,019	1,033
Retail [Member] | Nutrien Financial [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	267	189
Retail [Member] | Services and Others [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	966	980
Retail [Member] | Elimination For Interproduct Activity [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	(141)	(99)
Potash [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	8,199	4,407
Potash [Member] | North America [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	2,785	2,009
Potash [Member] | Offshore [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	5,414	2,398
Nitrogen [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	8,048	5,137
Nitrogen [Member] | Ammonia [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	2,834	1,556
Nitrogen [Member] | Urea [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	2,037	1,568
Nitrogen [Member] | Solutions and nitrates [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	1,996	1,274
Nitrogen [Member] | Other nitrogen and purchased products [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	1,181	739
Phosphate [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	2,620	2,046
Phosphate [Member] | Fertilizer [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	1,520	1,250
Phosphate [Member] | Industrial and Feed [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	763	574
Phosphate [Member] | Other phosphate and purchased products [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	337	222
Corporate and Others Segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	0	0
Eliminations [Member]
Disclosure of disaggregation of revenue from contracts with customers [Line Items]
Revenue from contracts with customers	$ (2,333)	$ (1,612)